Investment property - Summary of average price of land (Detail)	12 Months Ended
Dec. 31, 2022 USD-Per-Sq-Meter
San Isidro – Lima | Bottom of range [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	5,000
San Isidro – Lima | Top of range [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	8,800
San Isidro – Lima | Weighted average [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	6,761
San Martin de Porres – Lima | Bottom of range [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	1,050
San Martin de Porres – Lima | Top of range [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	1,425
San Martin de Porres – Lima | Weighted average [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	1,268
Piura | Bottom of range [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	615
Piura | Top of range [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	1,000
Piura | Weighted average [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	791
Ate Vitarte - Lima | Bottom of range [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	1,188
Ate Vitarte - Lima | Top of range [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	1,800
Ate Vitarte - Lima | Weighted average [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	1,619
Others | Bottom of range [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	170
Others | Top of range [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	335
Others | Weighted average [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	222